August 26, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Whitehall Funds (the "Trust")

File No. 33-64845

Commissioners:

Enclosed is the 91st Post-Effective Amendment to the Trust's Registration Statement on Form N-1A (the "Amendment"), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the "1933 Act") . The purpose of this Amendment is to add Vanguard Advice Select Dividend Growth Fund, Vanguard Advice Select Global Value Fund, and Vanguard Advice Select International Growth Fund, each a new series of the Trust.

Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective after 75 days on November 9, 2021. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact me (610) 669-2531.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission